LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

August 14, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information for Legg Mason Partners All Cap Fund that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A filed on August 8, 2008. That Post-Effective Amendment became effective automatically pursuant to Rule 485(b) under the 1933 Act on August 8, 2008.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Grace Sinn, Esq., Legg Mason